CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended		50 Months Ended	53 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the period	$ 1,795	$ 2,580	$ 16,676	$ 6,188	$ 22,928	$ 24,723
Adjustments required to reconcile net loss to net cash used in operating activities:
Share based compensation expenses	1,559	2,338	10,665	5,455	16,121	17,680
Depreciation	1	0				1
Expenses in respect of the Asher Capital debentures	1	0				1
Issuance of shares for services	76	0	5,394		5,394	5,470
Decrease (increase) in other current assets	(27)	11	7	(23)	(17)	(44)
Increase in accounts payables	1	(23)	(106)	107	9	10
Increase in other account payables	88	1	160	3	163	251
Net cash used in operating activities	(96)	(253)	(556)	(646)	(1,258)	(1,354)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payment for purchasing of fixed assets	0	0	(1)	(8)	(9)	(9)
Net Cash Used In Investing Activities	0	0	(1)	(8)	(9)	(9)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from options exercise	0	0	8		8	8
Proceeds from issuance of convertible debenture	33	0	45		45	78
Proceeds from stock issued for cash	20	0	199	997	1,264	1,284
Net Cash Provided By Financing Activities	53	0	252	997	1,317	1,370
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(43)	(253)	(305)	343	50	7
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	50	355	355	12	0	0
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$ 7	$ 102	$ 50	$ 355	$ 50	$ 7